Borrowed Funds - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank stock, at cost	$ 41,363	$ 10,904
Dividends received from investment in FHLB of Boston	300	200	$ 400
Federal Home Loan Bank of Boston
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank stock, at cost	41,400	10,900
Federal Home Loan Bank of Boston | Short-term FHLB advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, available and unused borrowing capacity	2,000,000	1,800,000
Federal Home Loan Bank of Boston | Short-term FHLB advances | Residential Mortgage Backed Securities
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, advances secured by mortgage-backed securities	1,500,000	1,000,000
Federal Home Loan Bank of Boston | Short-term FHLB advances | Commercial Mortgage Backed Securities
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, advances secured by mortgage-backed securities	1,200,000	888,300
Federal Reserve Bank Advances
Federal Home Loan Bank, Advances [Line Items]
Federal Reserve Discount Window, available and unused borrowing capacity	$ 538,900	$ 455,300